SUMMARY OF COMPANY REVENUE BY MAJOR SERVICE LINE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total revenue	$ 13,062,534	$ 13,728,922	$ 17,060,753
Frieght Transportation Brokerage [Member]
Product Information [Line Items]
Total revenue	9,625,003	8,635,201	13,474,282
Dedicated Capacity [Member]
Product Information [Line Items]
Total revenue	3,419,801	5,093,721	3,586,471
Software [Member]
Product Information [Line Items]
Total revenue	$ 17,730